Dechert
1775 Eye Street, N.W.
Washington, D.C.  20006-2401

June 14, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Neuberger Berman Advisers Management Trust
    File Nos. 002-88566 and 811-4255

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for electronic filing via the EDGAR System is a supplement to the Joint Prospectus and the individual Socially Responsive Portfolio Prospectus each dated May 1, 2001.

No fees are required in connection with this filing. Please contact the undersigned at (202) 261-3324 if you have any questions.

Sincerely,

/s/ Randy G. Legg

Randy G. Legg


cc:   Andrew Allard, Esq.
      Neuberger Berman Management Inc.

      Jeffrey S. Puretz, Esq.
      Dechert

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to Joint Prospectus and Socially Responsive Portfolio
Prospectus dated May 1, 2001

Socially Responsive Portfolio

The Management sidebar is hereby amended to add the following:

     Arthur Moretti, a Vice President of Neuberger Berman Management, and Managing Director of Neuberger Berman, LLC, joined each firm and has managed the portfolio since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

The date of this supplement is June 18, 2001.